Basis of Presentation - Additional Information (Detail) $ in Millions		12 Months Ended
	Aug. 11, 2017	Mar. 31, 2018 USD ($)	Mar. 25, 2017 USD ($)		Mar. 26, 2016 USD ($)		Mar. 31, 2018 CAD ($)	Oct. 23, 2017 USD ($)
Organization And Description Of Business [Line Items]
Property and equipment		$ 15,067,000	$ 11,606,000	[1]
Intangibles		3,007,000	2,707,000	[1]
Line of credit facility covenant terms cash minimum		6,600,000					$ 8.5
Net (loss) income from continuing operations		(16,778,000)	(7,056,000)	[1]	$ 225,000	[1]
Net cash (used in) provided by operating activities from continuing operations		(15,030,000)	(3,349,000)	[1]	1,394,000	[1]
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum		6,600,000					8.5
Line of credit facility minimum excess availability		$ 6,600,000					$ 8.5
Line of credit facility, covenant terms		The New Credit Facility is to maintain minimum excess availability of not less than CAD$8.5 million (US$6.6 million) at all times, except that the Company shall not be in breach of this covenant if excess availability falls below CAD$8.5 million (US$6.6 million) for not more than two consecutive business days once during any fiscal month.
Discretionary reserves		$ 0	$ 0		$ 0
Mayors Disposal Group [Member]
Organization And Description Of Business [Line Items]
Disposal group equity interests sold	100.00%
Sale total consideration								$ 106,756,000
Restatement Adjustment [Member]
Organization And Description Of Business [Line Items]
Property and equipment		(2,300,000)
Intangibles		$ 2,300,000

[1]	Retrospectively revised (see note 18)